Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 7, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Debt Fund (the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby restated in its entirety as follows:

Richard House, lead portfolio manager and CIO Emerging Markets Debt, has managed the Fund since 2018.

Daniel Ha, CFA, senior portfolio manager in the Emerging Markets Fixed Income team, has managed the Fund since 2014.

David Pinto, portfolio manager in the Emerging Markets Fixed Income Team, has managed the Fund since 2017.

The information relating to AllianzGI Emerging Markets Debt Fund contained in the table in the subsection “Management of the Funds—Investment Manager” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Emerging Markets Debt Fund	Richard House (Lead)	2018	Mr. House is CIO Emerging Market Debt for AllianzGI. He joined the firm in June 2018 with over 24 years of experience within the asset class. Previously, Mr. House was Head of Emerging Market Debt at Standard Life Investments from 2012-2017, and held the same role at Threadneedle Asset Management for 5 years before that. Earlier in his career, he worked for 8 years as an EMD portfolio manager for HSBC based in Geneva, and for 3 years as an EMD trader at Wadhwani Asset Management. He began his career in 1994 as an emerging markets economist with Lombard Odier Asset Management. Mr. House holds a BSc in Economics and an MSc in Finance and Economics.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	Daniel Ha, CFA	2014 (Inception)	Mr. Ha, CFA, is a senior portfolio manager and a director with Allianz Global Investors, which he joined in 2014. He is a member of the firm’s Emerging Markets Fixed Income team and has portfolio-management responsibilities for the team’s strategies. Mr. Ha has 10 years of investment-industry experience. He was previously a portfolio manager at Income Partners Asset Management. Mr. Ha has a B.B.A. from Hong Kong University of Science and Technology and an M.B.A. from The Chinese University of Hong Kong.

	David Pinto	2016	Mr. Pinto is a portfolio manager, a credit analyst and a director with Allianz Global Investors, which he joined in 2015. He is a member of the firm’s Emerging Markets Fixed Income team and focuses on Latin America. Mr. Pinto has 15 years of investment-industry experience. Before joining the firm, he was head of the international syndicate at Banco Votorantim Securities, a director at Pine Securities and a managing director at White-Bridge Capital Management. Mr. Pinto started his career at ABN AMRO Bank, subsequently the Royal Bank of Scotland, where he was a director in the Latin American structured-finance and fixed income capital-markets group. He has a B.S. in economics and political science from the University of Michigan, Ann Arbor.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 7, 2018 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as revised May 29, 2018) (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Debt Fund (the “Fund”)

Effective immediately, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” (the “Subsection”) is hereby revised to remove all references to Greg Saichin as a portfolio manager of the Fund.

The Subsection is hereby further revised to indicate that Richard House has been added as a portfolio manager of AllianzGI Emerging Markets Debt Fund.

Information regarding other accounts managed by Mr. House, as well as his ownership of securities of the Fund, each as of June 7, 2018, is provided below.

Other Accounts Managed

	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Richard House	6	1,706	0	0	0	0

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Richard House	0	0	0	0	0	0

Securities Ownership

AllianzGI Emerging Markets Debt Fund	Dollar Range of Equity Securities
Richard House	None

Please retain this Supplement for future reference.